NOTE 11 - COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Future Minimum Rental Payments for Operating Leases	Dec. 31, 2017 USD ($)
Schedule of Future Minimum Rental Payments for Operating Leases [Abstract]
2018	$ 112,994
2019	76,995
$ 189,989